Summary of Significant Accounting Policies - Summary of Impairment Losses for Credit Risks on Financial Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Impairment	€ (702)	€ 872	€ (1,035)
Carrying Amount	€ 1,373,985	€ 389,334
Credit risk [member] | Low [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Internal Credit Rating	low	low
Basis for Recognition of Expected Credit Loss Provision	Expected Twelve-Month Loss	Expected Twelve-Month Loss
Gross Carrying Amount	€ 109,797	€ 44,314
Impairment	(2)	0
Carrying Amount	€ 109,795	€ 44,314
Average Impairment Rate	0.00%	0.00%
Credit risk [member] | Low [member] | Other financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Internal Credit Rating	low	low
Basis for Recognition of Expected Credit Loss Provision	Expected Twelve-Month Loss	Expected Twelve-Month Loss
Gross Carrying Amount	€ 847,300	€ 293,958
Impairment	(999)	(299)
Carrying Amount	€ 846,301	€ 293,659
Average Impairment Rate	0.10%	0.10%
Credit risk [member] | Low [member] | Accounts Receivable [member]
Disclosure of financial assets [line items]
Internal Credit Rating	low	low
Basis for Recognition of Expected Credit Loss Provision	Lifetime Expected Credit Losses	Lifetime Expected Credit Losses
Gross Carrying Amount	€ 83,778	€ 15,162
Impairment	(424)	(80)
Carrying Amount	€ 83,354	€ 15,082
Average Impairment Rate	0.50%	0.50%